ENTITY WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
ENTITY WIDE DISCLOSURES
 NOTE 11:-    ENTITY WIDE DISCLOSURES

a.	Customers who accounted for over 10% of the total consolidated revenues:

	Year ended December 31,
	2016	2015	2014
	US Dollars in thousands

Customer A - Sales of manufactured products	16.3%	17.9%	20.6%

b.	Revenues by geographic areas:

	Year ended December 31,
	2016	2015	2014
	US Dollars in thousands

Israel	17,535	20,647	24,807
Europe	8,125	8,382	9,383
North America	7,863	7,504	5,892
India	3,100	4,135	5,240
Rest of the world	442	682	1,304

	37,065	41,350	46,626

c.	Fixed assets, net by geographic areas:

	Year ended December 31,
	2016	2015	2014
	US Dollars in thousands

Israel	8,448	9,388	9,161
Europe	-	675	901
North America	5	4	8

	8,453	10,067	10,070